Accruals and other current liabilities	6 Months Ended
Oct. 31, 2025
Payables and Accruals [Abstract]
Accruals and other current liabilities

10 Accruals and other current liabilities

	As of,
	April 30, 2025	October 31, 2025	October 31, 2025
	S$	S$	US$
	Audited	Unaudited	Unaudited
Accruals	99,429	194,056	149,132
Provision for reinstatement	32,000	32,000	24,592
Other payables	51,421	29,279	22,501
Non-trade creditors	358,828	524,636	403,183
Total	541,678	779,971	599,408